CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
May 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF INTEREST EXPENSES	Interest expense consists of the following in the years ended May 31:
	2024	2023
Interest on notes	$23,232	$44,531
Amortization of discount	25,367	69,644
Total	$48,599	$114,175